INCOME TAXES (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net (Loss)	$ (1,797,228)			$ (5,788,901)	$ (155,024)
Benefit (expense) for income taxes computed using the statutory rate of 21% and 34%	377,418			1,968,226	52,708
Non-deductible expense	(161,864)			(360,952)	(5,274)
Re-measurement of deferred income taxes due to tax reform	0			(632,683)	0
Change in valuation allowance	(215,554)			(974,591)	(47,434)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0